American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2050 Portfolio
April 30, 2022

One Choice Blend+ 2050 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.2%
Avantis U.S. Equity Fund G Class	184,456	2,515,986
Avantis U.S. Small Cap Value Fund G Class	15,949	230,945
Focused Dynamic Growth Fund G Class	36,352	1,617,669
Focused Large Cap Value Fund G Class	169,393	1,693,929
Heritage Fund G Class	17,497	388,779
Mid Cap Value Fund G Class	24,711	410,696
Small Cap Growth Fund G Class	11,654	220,493
		7,078,497
International Equity Funds — 26.8%
Avantis Emerging Markets Equity Fund G Class	28,208	313,956
Avantis International Equity Fund G Class	88,042	944,691
Emerging Markets Fund G Class	42,757	476,312
Focused International Growth Fund G Class	32,287	517,566
Global Real Estate Fund G Class	22,912	318,248
International Small-Mid Cap Fund G Class	21,168	211,256
Non-U.S. Intrinsic Value Fund G Class	60,490	537,757
		3,319,786
Domestic Fixed Income Funds — 11.7%
Avantis Core Fixed Income Fund G Class	122,561	1,080,988
Inflation-Adjusted Bond Fund G Class	7,831	96,012
NT High Income Fund G Class	29,710	267,392
		1,444,392
International Fixed Income Funds — 4.3%
Emerging Markets Debt Fund G Class	15,482	139,648
Global Bond Fund G Class	41,879	396,591
		536,239
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $13,646,868)		12,378,914
OTHER ASSETS AND LIABILITIES†		(86)
TOTAL NET ASSETS — 100.0%		$12,378,828

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$187	$2,604	$107	$(168)	$2,516	184	$(8)	$2
Avantis U.S. Small Cap Value Fund	17	226	2	(10)	231	16	—	1
Focused Dynamic Growth Fund	123	1,837	77	(265)	1,618	36	(14)	3
Focused Large Cap Value Fund(3)	124	1,831	123	(138)	1,694	169	(12)	141
Heritage Fund(3)	30	421	4	(58)	389	17	(1)	4
Mid Cap Value Fund(3)	30	430	11	(38)	411	25	(1)	34
Small Cap Growth Fund	17	234	—	(31)	220	12	—	3
Avantis Emerging Markets Equity Fund	23	336	12	(33)	314	28	(1)	1
Avantis International Equity Fund	69	988	28	(84)	945	88	(2)	3
Emerging Markets Fund(3)	34	563	17	(104)	476	43	(3)	22
Focused International Growth Fund	39	570	13	(79)	517	32	(1)	1
Global Real Estate Fund(3)	23	355	21	(39)	318	23	(2)	40
International Small-Mid Cap Fund(4)	16	233	4	(34)	211	21	(1)	4
Non-U.S. Intrinsic Value Fund	38	579	20	(59)	538	60	(1)	3
Avantis Core Fixed Income Fund	73	1,160	62	(90)	1,081	123	(2)	6
Inflation-Adjusted Bond Fund	7	95	4	(2)	96	8	—	—
NT High Income Fund	18	277	10	(18)	267	30	—	5
Emerging Markets Debt Fund	10	150	6	(14)	140	15	—	1
Global Bond Fund	27	412	18	(24)	397	42	(1)	3
	$905	$13,301	$539	$(1,288)	$12,379	972	$(50)	$277
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.